INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 28, 2013	Sep. 29, 2012	Sep. 28, 2013	Sep. 29, 2012
INCOME TAXES [Abstract]
Effective income tax rates	36.50%	37.00%	36.50%	37.00%
Income tax payments	$ 15,700	$ 9,500	$ 42,900	$ 23,600